Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2021
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	165,927	136,779	302,706

Income taxes:
Current	47,491	34,201	81,692
Deferred	6,883	(16,709)	(9,826)

	54,374	17,492	71,866

	Year ended December 31, 2020
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	48,186	82,094	130,280

Income taxes:
Current	24,063	25,816	49,879
Deferred	(6,007)	(9,535)	(15,542)

	18,056	16,281	34,337

	Year ended December 31, 2019
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	107,082	88,411	195,493

Income taxes:
Current	39,483	23,186	62,669
Deferred	(4,276)	(2,247)	(6,523)

	35,207	20,939	56,146

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2021	2020	2019

Japanese statutory income tax rate	31.0%	31.0%	31.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.7	2.3	1.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.9)	(5.8)	(2.9)
Tax credit for research and development expenses	(3.2)	(1.7)	(2.3)
Change in valuation allowance	(3.9)	2.4	(1.6)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.5	2.6	2.4
Tax credit at foreign subsidiaries	(0.3)	(1.3)	(1.1)
Effect of enacted changes in tax laws	(1.0)	(1.5)	(0.2)
Other	(0.2)	(1.6)	1.7

Effective income tax rate	23.7%	26.4%	28.7%

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets
Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2021	2020

	(Millions of yen)
Other assets	138,507	154,226
Other noncurrent liabilities	(43,402)	(48,247)

	95,105	105,979

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	December 31
	2021	2020

	(Millions of yen)
Deferred tax assets:
Inventories	11,263	10,551
Accrued business tax	3,387	1,629
Accrued pension and severance cost	67,752	95,386
Research and development – costs capitalized for tax purposes	5,004	4,989
Property, plant and equipment	35,658	34,923
Operating lease liabilities	17,328	20,163
Accrued expenses	29,331	28,243
Net operating losses carried forward	33,873	29,591
Other	48,621	42,741

	252,217	268,216
Less valuation allowance	(19,073)	(30,752)

Total deferred tax assets	233,144	237,464
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(19,677)	(9,147)
Tax deductible reserve	(4,007)	(4,040)
Financing lease revenue	(14,602)	(15,041)
Operating lease right-of-use assets	(17,066)	(19,425)
Intangible assets	(51,173)	(54,948)
Other	(31,514)	(28,884)

Total deferred tax liabilities	(138,039)	(131,485)

Net deferred tax assets	95,105	105,979

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income	Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,206
After one year through five years	13,869
After five years through ten years	44,316
After ten years through twenty years	8,223
Indefinite period	107,967

175,581

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2021	2020	2019

	(Millions of yen)
Balance at beginning of year	8,572	8,120	8,649
Additions for tax positions of the current year	1,168	—	—
Additions for tax positions of prior years	216	208	204
Reductions for tax positions of prior years	—	(49)	(44)
Settlements with tax authorities	(62)	—	(402)
Other	(81)	293	(287)

Balance at end of year*	9,813	8,572	8,120

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of ¥1,695 million, ¥1,412 million and ¥933 million as of December 31, 2021, 2020 and 2019, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.